FAIR VALUE MEASUREMENT - Schedule of Changes In Fair Value of the Company's Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants on Puttable Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0	$ 156,059
Warrants exercised into puttable common stock				(156,059)
Cash paid to settle put liability				0
Cash proceeds upon exercise				0
Reclassification of current portion of put liability		0	0	0
Termination of put liability			0	0
Fair value adjustments		0	0	0
Ending balance		0	0	0
Puttable Common Stock from Exercise of Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	78,424	79,186	227,778	146,712
Warrants exercised into puttable common stock				156,059
Cash paid to settle put liability				(639)
Cash proceeds upon exercise				6,695
Reclassification of current portion of put liability		(11,356)	(11,355)	639
Termination of put liability	(16,210)		(137,263)	(10,421)
Fair value adjustments	2,229	10,594	26	(71,267)
Ending balance	$ 0	$ 78,424	$ 79,186	$ 227,778